Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 17,866
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,482
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,602
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	6,756
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 6,026